Investments - Additional Information (Details) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 12, 2019	Sep. 30, 2021 USD ($) Property	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Property	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Property	Dec. 31, 2019 USD ($) Property
Real Estate Properties [Line Items]
Number of real estate properties acquired during the year		101		101		73	71
Percentage of ownership interest in joint venture	43.00%					43.00%
Investment in joint venture | $		$ 10,401		$ 10,401		$ 10,991	$ 12,169
Income (loss) from Unconsolidated Real Estate Ventures | $		$ 400	$ 700	$ 400	$ 900	$ (1,500)	$ 200
Below Market Leases Intangibles
Real Estate Properties [Line Items]
Weighted-average amortization period				5 years		8 years	6 years
In-place Lease Intangibles
Real Estate Properties [Line Items]
Weighted-average amortization period				4 years		6 years	4 years
Above Market Leases Intangibles
Real Estate Properties [Line Items]
Weighted-average amortization period				6 years		7 years	5 years
Below Market Ground Lease
Real Estate Properties [Line Items]
Weighted-average amortization period						47 years
Other Intangibles
Real Estate Properties [Line Items]
Weighted-average amortization period							12 years
Above Market Ground Lease
Real Estate Properties [Line Items]
Weighted-average amortization period				32 years
Multifamily
Real Estate Properties [Line Items]
Number of real estate properties acquired during the year		37		37		60	16
Industrial
Real Estate Properties [Line Items]
Number of real estate properties acquired during the year						10	33
Office Building
Real Estate Properties [Line Items]
Number of real estate properties acquired during the year		3		3		2	12
Medical Office Building
Real Estate Properties [Line Items]
Number of real estate properties acquired during the year						1	2
Industrial Assets
Real Estate Properties [Line Items]
Number of real estate properties acquired during the year		60		60		10
Other Property
Real Estate Properties [Line Items]
Number of real estate properties acquired during the year		1		1